                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: March 31, 2006
                          --------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                        CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------
INVESTMENTS AS OF MARCH 31, 2006
(unaudited)

COMMON STOCKS -- 58.5% OF TOTAL NET ASSETS
                                                                       SHARES         VALUE (a)
                                                                       ------         ---------
COPPER -- 5.3%
  Phelps Dodge Corporation ....................................        346,000      $ 27,863,380
                                                                                    ------------
ELECTRONIC COMPONENTS -- 4.9%
  Advanced Micro Devices, Inc. (b) ............................        780,000        25,864,800
                                                                                    ------------
FREIGHT TRANSPORTATION -- 2.4%
  Union Pacific Corporation ...................................        135,000        12,602,250
                                                                                    ------------
METALS AND MINING -- 7.2%
  BHP Billiton Limited ADR (c) ................................        400,000        15,940,000
  Companhia Vale do Rio Doce ADR (c) ..........................        460,000        22,323,800
                                                                                    ------------
                                                                                      38,263,800
                                                                                    ------------
OIL AND GAS WELL DRILLING -- 1.2%
  Diamond Offshore Drilling, Inc. .............................         70,000         6,265,000
                                                                                    ------------
OIL - INDEPENDENT PRODUCTION -- 5.2%
  Occidental Petroleum Corporation ............................        300,000        27,795,000
                                                                                    ------------
OIL REFINING -- 15.6%
  Amerada Hess Corporation ....................................        187,000        26,628,800
  ConocoPhillips ..............................................        235,000        14,840,250
  Suncor Energy Inc. ..........................................        315,000        24,261,300
  Valero Energy Corporation ...................................        280,000        16,738,400
                                                                                    ------------
                                                                                      82,468,750
                                                                                    ------------
OIL - SERVICE -- 6.1%
  Schlumberger Limited ........................................        257,000        32,528,490
                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
  SL Green Realty Corp. .......................................        105,000        10,657,500
                                                                                    ------------
STEEL -- 8.6%
  Nucor Corporation ...........................................        230,000        24,101,700
  United States Steel Corporation .............................        350,000        21,238,000
                                                                                    ------------
  United States Steel Corporation .............................                       45,339,700
                                                                                    ------------
TOTAL COMMON STOCKS (Identified Cost $292,123,951) ...........................       309,648,670
                                                                                    ------------

BILLS -- 40.5% OF TOTAL NET ASSETS

                                                                    FACE
                                                                    AMOUNT
                                                                    ------
UNITED STATES TREASURY -- 40.5%
  United States Treasury Bills, 3.398%, 04/06/06 ..............    $20,000,000        19,988,695
  United States Treasury Bills, 4.037%, 04/20/06 ..............     39,000,000        38,912,727
  United States Treasury Bills, 4.154%, 04/27/06 ..............      3,000,000         2,990,683
  United States Treasury Bills, 4.275%, 05/11/06 ..............      6,000,000         5,970,933
  United States Treasury Bills, 4.279%, 06/01/06 ..............     33,000,000        32,758,572
  United States Treasury Bills, 4.332%, 06/15/06 ..............     79,500,000        78,779,571
  United States Treasury Bills, 4.353%, 05/18/06 ..............     15,500,000        15,410,556
  United States Treasury Bills, 4.354%, 06/29/06 ..............     20,000,000        19,784,620
                                                                                    ------------
TOTAL BILLS (Identified Cost $214,570,497) ...................................       214,596,357
                                                                                    ------------

SHORT-TERM INVESTMENT -- 3.3% OF TOTAL NET ASSETS
  American  Express Credit Corporation, 4.70%, 04/03/06 (Cost
    $17,575,000) ..............................................     17,575,000        17,575,000
                                                                                    ------------

TOTAL INVESTMENTS -- 102.3% (Identified Cost $524,269,448) (d) ...............       541,820,027
  Cash and receivables ...................................................            31,102,176
  Liabilities ............................................................           (43,203,111)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ...................................................      $529,719,092
                                                                                    ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. Government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(d) Federal Tax Information -- At March 31, 2006 the net unrealized appreciation on investments based on cost of $524,269,988 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ..............................      $23,642,859
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ..............................       (6,092,820)
                                                                                    -----------
                                                                                    $17,550,039
                                                                                    ===========

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

                                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2006
(unaudited)

COMMON STOCKS -- 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 85.0%
                                                                                                 SHARES           VALUE(a)
                                                                                                 ------           --------
APARTMENTS -- 19.7%
  Archstone-Smith Trust .................................................................       1,195,000      $   58,280,150
  AvalonBay Communities, Inc. ...........................................................         585,400          63,867,140
  BRE Properties, Inc. ..................................................................         385,000          21,560,000
  Essex Property Trust, Inc. ............................................................         575,000          62,519,750
  Home Properties, Inc. .................................................................         935,000          47,778,500
                                                                                                               --------------
                                                                                                                  254,005,540
                                                                                                               --------------
HOTELS -- 33.7%
  Ashford Hospitality Trust, Inc. (b) ...................................................       4,355,000          54,002,000
  DiamondRock Hospitality Company (b) ...................................................       4,049,000          55,916,690
  FelCor Lodging Trust Incorporated .....................................................       2,927,600          61,772,360
  Host Marriott Corporation .............................................................       2,900,000          62,060,000
  Innkeepers USA Trust (b) ..............................................................       2,884,200          48,887,190
  LaSalle Hotel Properties ..............................................................       1,635,300          67,047,300
  Strategic Hotels & Resorts, Inc. ......................................................         890,000          20,719,200
  Sunstone Hotel Investors, Inc. ........................................................       2,178,900          63,122,733
                                                                                                               --------------
                                                                                                                  433,527,473
                                                                                                               --------------
OFFICE AND INDUSTRIAL -- 17.6%
  Kilroy Realty Corporation .............................................................         175,000          13,520,500
  Maguire Properties Inc. ...............................................................         410,000          14,965,000
  Reckson Associates Realty Corp. .......................................................       1,430,000          65,522,600
  SL Green Realty Corp. .................................................................         756,300          76,764,450
  Vornado Realty Trust ..................................................................         580,000          55,680,000
                                                                                                               --------------
                                                                                                                  226,452,550
                                                                                                               --------------
RETAIL -- 12.9%
  General Growth Properties, Inc. .......................................................       1,115,000          54,490,050
  Simon Property Group, Inc. ............................................................         670,000          56,373,800
  The Macerich Company ..................................................................         745,000          55,092,750
                                                                                                               --------------
                                                                                                                  165,956,600
                                                                                                               --------------
STORAGE -- 1.1%
  Public Storage, Inc. ..................................................................         175,000          14,215,250
                                                                                                               --------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS  (Identified cost $798,445,170) ..................................       1,094,157,413
                                                                                                               --------------

OTHER COMMON STOCKS -- 14.3%
METALS AND MINING -- 1.2%
  Foundation Coal Holdings, Inc. ........................................................         372,000          15,304,080
                                                                                                               --------------
REAL ESTATE SERVICES -- 13.1%
  CB Richard Ellis Group, Inc. (c) ......................................................       1,327,900         107,161,530
  Jones Lang LaSalle Incorporated .......................................................         810,000          61,997,400
                                                                                                               --------------
                                                                                                                  169,158,930
                                                                                                               --------------
   TOTAL OTHER COMMON STOCKS (Identified Cost $106,303,071) .............................................         184,463,010
                                                                                                               --------------
   TOTAL COMMON STOCKS (Identified Cost $904,748,241) ...................................................       1,278,620,423
                                                                                                               --------------

SHORT-TERM INVESTMENT -- 0.4% OF TOTAL NET ASSETS
                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
  American Express Credit Corporation, 4.70%, 04/03/06 (Cost $5,630,000) ................    $  5,630,000           5,630,000
                                                                                                               --------------

TOTAL INVESTMENTS -- 99.7% (Identified Cost $910,378,241) (d) ...........................................       1,284,250,423
  Cash and receivables ..................................................................................          33,876,051
  Liabilities ...........................................................................................         (31,012,164)
                                                                                                               --------------
TOTAL NET ASSETS -- 100.0% ..............................................................................      $1,287,114,310
                                                                                                               ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used.
    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.

(b) Non-controlled affiliate -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2006:

                                                                             Number of
                          Number of                                         Shares Held                         Market Value
                         Shares Held           Gross          Gross          March 31,          Dividend         March 31,
Name of Issuer        December 31, 2005      Purchases        Sales             2006             Income             2006
------------          -----------------      ---------        ------        -----------         --------        ------------

Ashford Hospitality
Trust, Inc. ........               0          4,355,000         0            4,355,000         $  871,000        $ 54,002,000
DiamondRock
Hospitality Company        3,679,000            370,000         0            4,049,000            662,220          55,916,690
Innkeepers USA Trust       3,309,200                  0      425,000         2,884,200            437,880          48,887,190
                                                                                               ----------        ------------
    Totals ...........................................................................         $1,971,100        $158,805,880
                                                                                               ==========        ============

(c) Non-income producing security.

(d) Federal Tax Information -- At March 31, 2006 the net unrealized appreciation on investments based on cost of $910,846,666 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost ........................................................................................     $373,403,757
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ......................................................................................                0
                                                                                                                 ------------
                                                                                                                 $373,403,757
                                                                                                                 ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

                                         CGM FOCUS FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2006
(unaudited)

COMMON STOCKS -- 101.3% OF TOTAL NET ASSETS
                                                                    SHARES         VALUE (a)
                                                                    ------         ---------
AEROSPACE -- 4.6%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b)(c) ..     2,625,000    $   96,731,250
                                                                                --------------
COPPER -- 10.0%
  Phelps Dodge Corporation (c) .............................       1,500,000       120,795,000
  Southern Copper Corporation ..............................       1,060,000        89,548,800
                                                                                --------------
                                                                                   210,343,800
                                                                                --------------
ELECTRONIC COMPONENTS -- 4.7%
  Advanced Micro Devices, Inc. (c)(d) ......................       3,020,000       100,143,200
                                                                                --------------
FREIGHT TRANSPORTATION -- 5.3%
  Union Pacific Corporation (c) ............................       1,190,000       111,086,500
                                                                                --------------
LEISURE -- 5.9%
  Station Casinos, Inc. (c) ................................       1,560,500       123,856,885
                                                                                --------------
METALS AND MINING -- 5.1%
  BHP Billiton Limited ADR (b)(c) ..........................       2,720,000       108,392,000
                                                                                --------------
MISCELLANEOUS -- 6.8%
  Tenaris S.A. ADR (b)(c) ..................................         795,000       143,632,650
                                                                                --------------
OIL AND GAS WELL DRILLING -- 0.4%
  Diamond Offshore Drilling, Inc. ..........................          95,000         8,502,500
                                                                                --------------
OIL - INDEPENDENT PRODUCTION -- 19.6%
  Anadarko Petroleum Corporation ...........................         960,000        96,969,600
  Canadian Natural Resources Limited (c)(e) ................       1,880,000       104,133,200
  Occidental Petroleum Corporation (c) .....................       1,140,000       105,621,000
  Petro-Canada (c)(e) ......................................       2,250,000       107,077,500
                                                                                --------------
                                                                                   413,801,300
                                                                                --------------
OIL REFINING -- 10.6%
  Amerada Hess Corporation (c) .............................         746,000       106,230,400
  Suncor Energy Inc. (c)(e) ................................       1,526,200       117,547,924
                                                                                --------------
                                                                                   223,778,324
                                                                                --------------
OIL - SERVICE -- 15.4%
  Baker Hughes Incorporated (c) ............................       1,540,000       105,336,000
  Halliburton Company (c) ..................................       1,461,100       106,689,522
  Schlumberger Limited (c) .................................         890,000       112,647,300
                                                                                --------------
                                                                                   324,672,822
                                                                                --------------
STEEL -- 12.9%
  Mittal Steel Company N.V .................................       1,350,000        50,962,500
  Nucor Corporation ........................................       1,130,000       118,412,700
  United States Steel Corporation ..........................       1,680,000       101,942,400
                                                                                --------------
                                                                                   271,317,600
                                                                                --------------
TOTAL COMMON STOCKS (Identified Cost $1,717,023,595) .......................     2,136,258,831
                                                                                --------------
SHORT-TERM INVESTMENT -- 0.5% OF TOTAL NET ASSETS
                                                                    FACE
                                                                   AMOUNT
                                                                   ------
  American Express Credit Corporation, 4.70%, 04/03/06
    (Cost $11,530,000) .....................................    $ 11,530,000        11,530,000
                                                                                --------------
TOTAL INVESTMENTS -- 101.8% (Identified Cost $1,728,553,595) (f) ...........     2,147,788,831
  Cash and receivables .....................................................     1,116,434,367
  Liabilities ..............................................................    (1,155,309,154)
                                                                                --------------
TOTAL NET ASSETS -- 100.0% .................................................    $2,108,914,044
                                                                                --------------

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price is used for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value.

(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.

(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2006 was $1,373,845,250 and the value of cash held in a segregated account was $1,090,625,202.

(d) Non-income producing security.

(e) The Fund had approximately 16% of its net assets invested in companies incorporated in
    Canada at March 31, 2006.

(f) Federal Tax Information: At March 31, 2006 the net unrealized appreciation on investments based on cost of $1,729,883,596 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ..............................    $ 425,517,174
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ..............................       (7,611,939)
                                                                                  -------------
                                                                                  $ 417,905,235
                                                                                  =============

The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and for tax purposes differ due to differing treatments of wash sale losses deferred.

SECURITIES SOLD SHORT (PROCEEDS $1,075,680,780)

                                                                   SHARES           VALUE
                                                                   ------           -----

Abercrombie & Fitch Co. ....................................       1,050,000    $   61,215,000
Amazon.com, Inc. ...........................................       2,995,000       109,347,450
Countrywide Financial Corporation ..........................       2,830,000       103,861,000
Dell Inc. ..................................................       1,800,000        53,568,000
Dendreon Corporation .......................................         340,000         1,601,400
Harley-Davidson, Inc. ......................................       2,150,000       111,542,000
Intel Corporation ..........................................       5,250,000       101,587,500
Nortel Networks Corporation ................................      33,561,000       102,361,050
NPS Pharmaceuticals, Inc. ..................................         450,000         3,843,000
Qwest Communications International Inc. ....................       7,650,000        52,020,000
Sears Holdings Corporation .................................         625,000        82,650,000
Sirius Satellite Radio Inc. ................................      18,254,000        92,730,320
Sun Microsystems, Inc. .....................................      24,200,000       124,146,000
Tellabs, Inc. ..............................................       1,400,000        22,260,000
Wal-Mart Stores, Inc. ......................................       2,210,000       104,400,400
XM Satellite Radio Holdings Inc. ...........................         400,000         8,908,000
                                                                                --------------
                                                                                $1,136,041,120
                                                                                ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter covered by this report that materially affected, or are reasonably likely to materially affect, CGM Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

            Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 23, 2006


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 23, 2006